UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Real Return Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

March 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Strategic Real Return Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2018
Commodity-Linked Notes and Related Investments*	26.8%
Inflation-Protected Investments	26.8%
Floating Rate High Yield**	26.8%
Real Estate Investments	22.0%
Cash and Cash Equivalents	0.4%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	26.8%
AAA	0.1%
AA	0.1%
A	0.2%
BBB	1.6%
BB and Below	24.6%
Not Rated	3.0%
Equities*	44.3%
Short-Term Investments and Net Other Assets**	(0.7)%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 26.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*,**
Stocks	17.5%
U.S. Government and U.S. Government Agency Obligations	26.8%
Corporate Bonds	2.4%
Asset-Backed Securities	0.8%
Bank Loan Obligations	24.5%
CMOs and Other Mortgage Related Securities	1.9%
Other Investments***	26.8%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.7)%

 * Foreign investments - 3.4%

 ** U.S. Treasury Inflation-Indexed Securities - 26.8%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 26.8%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
	Principal Amount	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.4%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	$110,000	$107,991
Mortgage Real Estate Investment Trusts - 0.4%
Arbor Realty Trust, Inc. 5.375% 11/15/20	70,000	71,050
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	280,000	274,988
Colony Financial, Inc. 3.875% 1/15/21	150,000	140,400
Redwood Trust, Inc. 4.625% 4/15/18	100,000	100,000
Resource Capital Corp.:
4.5% 8/15/22	80,000	77,392
6% 12/1/18	90,000	91,069
8% 1/15/20	300,000	311,853
RWT Holdings, Inc. 5.625% 11/15/19	690,000	693,450
Starwood Property Trust, Inc. 4.375% 4/1/23	240,000	241,200
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	326,897
		2,328,299
TOTAL FINANCIALS		2,436,290
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33	740,000	705,406

TOTAL CONVERTIBLE BONDS		3,141,696

Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	442,899	505,905
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (a)	135,000	131,625
6.875% 2/15/21 (a)	215,000	215,538
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	115,000	106,519
6.75% 3/15/25	95,000	94,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	184,725
KB Home 8% 3/15/20	140,000	150,500
Lennar Corp. 4.5% 4/30/24	55,000	53,900
M/I Homes, Inc. 5.625% 8/1/25	45,000	43,805
Meritage Homes Corp.:
5.125% 6/6/27	80,000	75,600
6% 6/1/25 (a)	100,000	102,515
7% 4/1/22	470,000	513,475
New Home Co. LLC 7.25% 4/1/22	150,000	155,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	144,508
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	76,200
		2,048,585
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	45,117
TOTAL CONSUMER DISCRETIONARY		2,599,607
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	105,000	89,544
6.625% 6/15/24	90,000	80,663
Albertsons, Inc. 8.7% 5/1/30	75,000	66,188
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	14,136
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	35,000	36,400
		286,931
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	100,000	100,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	25,000	25,438
		126,313
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	65,000	63,375
TOTAL FINANCIALS		189,688
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	120,000	122,364
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	60,000	60,075
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Homes 4 Rent 4.25% 2/15/28	150,000	146,888
ARC Properties Operating Partnership LP 4.6% 2/6/24	55,000	55,710
Care Capital Properties LP 5.125% 8/15/26	408,000	393,327
CBL & Associates LP 5.95% 12/15/26	132,000	111,077
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	80,000
DDR Corp. 4.625% 7/15/22	34,000	35,237
Equinix, Inc. 5.375% 5/15/27	105,000	106,575
HCP, Inc. 4.25% 11/15/23	108,000	110,560
Healthcare Realty Trust, Inc. 3.75% 4/15/23	192,000	192,353
iStar Financial, Inc.:
4.625% 9/15/20	105,000	105,131
5.25% 9/15/22	65,000	62,888
6% 4/1/22	135,000	135,338
Lexington Corporate Properties Trust:
4.25% 6/15/23	500,000	497,760
4.4% 6/15/24	35,000	34,743
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	102,932
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	52,957
4.5% 4/1/27	83,000	79,926
4.75% 1/15/28	67,000	64,974
SBA Communications Corp. 4% 10/1/22 (a)	40,000	38,300
Select Income REIT:
4.15% 2/1/22	63,000	62,997
4.25% 5/15/24	80,000	78,109
Senior Housing Properties Trust:
3.25% 5/1/19	118,000	118,086
4.75% 5/1/24	271,000	273,524
4.75% 2/15/28	100,000	97,976
6.75% 4/15/20	134,000	139,652
WP Carey, Inc. 4.6% 4/1/24	119,000	121,972
		3,298,992
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	89,775
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	261,688
Kennedy-Wilson, Inc.:
5.875% 4/1/24 (a)	400,000	396,500
5.875% 4/1/24	110,000	109,038
Mattamy Group Corp. 6.5% 10/1/25 (a)	75,000	75,750
Mid-America Apartments LP 4.3% 10/15/23	67,000	69,474
Washington Prime Group LP 5.95% 8/15/24	330,000	314,681
		1,316,906
TOTAL REAL ESTATE		4,615,898

TOTAL NONCONVERTIBLE BONDS		7,874,563

TOTAL CORPORATE BONDS
(Cost $10,992,131)		11,016,259

U.S. Treasury Inflation-Protected Obligations - 26.8%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$4,711,297	$4,433,693
0.75% 2/15/42	4,148,555	4,033,082
0.75% 2/15/45	5,173,529	4,978,579
0.875% 2/15/47	2,361,686	2,339,205
1% 2/15/46	1,788,831	1,828,224
1.375% 2/15/44	1,731,443	1,921,872
1.75% 1/15/28	2,929,504	3,217,362
2% 1/15/26	4,942,909	5,452,411
2.125% 2/15/40	675,459	851,222
2.125% 2/15/41	64,516	81,777
2.375% 1/15/25	14,331,858	16,033,203
2.375% 1/15/27	9,569,850	10,951,808
2.5% 1/15/29	1,198,350	1,417,940
3.625% 4/15/28	5,474,090	7,010,929
3.875% 4/15/29	3,787,518	5,035,647
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	2,697,441	2,694,050
0.125% 4/15/20	7,197,392	7,165,245
0.125% 4/15/21	8,889,470	8,808,968
0.125% 1/15/22	7,337,371	7,253,894
0.125% 4/15/22	1,528,815	1,506,121
0.125% 7/15/22	2,101,827	2,079,131
0.125% 1/15/23	5,745,044	5,644,882
0.125% 7/15/24	9,499,399	9,271,863
0.125% 7/15/26	1,809,623	1,737,285
0.25% 1/15/25	2,511,600	2,453,810
0.375% 7/15/23	5,613,077	5,590,186
0.375% 1/15/27	6,772,326	6,592,651
0.5% 1/15/28	220,000	216,856
0.625% 7/15/21	1,177,843	1,191,286
0.625% 1/15/24	6,533,145	6,561,886
0.625% 1/15/26	991,002	989,839
1.125% 1/15/21	4,900,614	5,009,367
1.25% 7/15/20	3,798,384	3,897,085
1.375% 1/15/20	4,915,034	5,018,126
1.875% 7/15/19	7,145,155	7,333,291
2.125% 1/15/19	1,420,010	1,444,350
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $161,009,294)		162,047,126

Asset-Backed Securities - 0.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	$330,000	$371,984
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	100,000	108,225
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (a)	222,000	247,408
Class XS, 0% 10/17/45 (a)(b)(c)(d)	143,416	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (a)	592,439	595,401
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	302,687
Series 2002-2 Class M2, 9.163% 3/1/33	428,888	393,365
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (a)	38,953	38,953
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	95,886	98,074
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.129% 7/17/34 (a)(b)(e)	101,000	102,910
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.74% 6/17/32 (a)(b)(e)	100,000	100,149
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.59% 12/17/36 (a)(b)(e)	126,000	128,560
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.068% 3/17/37 (a)(b)(e)	189,000	191,253
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	561,613	391,956
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	45,459	31,957
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.19% 1/17/35 (a)(b)(e)	100,000	101,519
Class F, 1 month U.S. LIBOR + 3.400% 4.99% 1/17/35 (a)(b)(e)	197,000	196,929
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.437% 2/5/36 (a)(b)(d)(e)	359,123	27
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	126,000	128,250
Series 2017-SFR2 Class F, 5.16% 1/17/36 (a)	100,000	101,724
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	156,598
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.2664% 11/21/40 (a)(b)(e)	1,500,000	1,182,300
TOTAL ASSET-BACKED SECURITIES
(Cost $5,005,607)		4,970,230

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Countrywide Home Loans, Inc. Series 2003-J15 Class B3, 4.8842% 1/25/19 (a)(b)(d)	4,928	0
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3637% 12/25/46 (a)(b)	189,000	196,754
Series 2010-K7 Class B, 5.5003% 4/25/20 (a)(b)	95,000	99,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $281,032)		296,256

Commercial Mortgage Securities - 1.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (a)(b)	100,000	99,614
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	63,000	50,675
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (a)(b)	126,000	115,230
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8375% 10/15/32 (a)(b)(e)	190,000	190,835
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	142,000	113,826
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (a)(b)	191,000	188,262
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.459% 7/15/30 (a)(b)(e)	105,000	104,370
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.0986% 9/10/46 (a)(b)	250,000	237,691
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	186,404
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	69,932
Series 2013-CR10 Class D, 4.7886% 8/10/46 (a)(b)	200,000	172,271
Series 2013-CR12 Class D, 5.0785% 10/10/46 (a)(b)	250,000	215,017
Series 2013-LC6 Class D, 4.2987% 1/10/46 (a)(b)	113,000	103,172
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	51,191
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5896% 5/10/43 (a)(b)	181,778	180,672
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (a)(b)	223,000	215,612
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	156,000	134,465
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (a)(b)	84,000	79,994
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	100,000	94,388
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6978% 11/10/46 (a)(b)	580,000	596,700
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (b)(c)	1,156,048	74,571
Series K012 Class X3, 2.252% 1/25/41 (b)(c)	654,162	37,857
Series K013 Class X3, 2.9089% 1/25/43 (b)(c)	1,124,000	83,676
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (a)(b)	139,000	137,307
Class FFX, 3.3822% 12/15/34 (a)(b)	244,000	239,772
Class GFX, 3.3822% 12/15/34 (a)(b)	347,000	339,436
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (b)	5,647	5,642
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3982% 8/10/44 (a)(b)	63,000	51,276
Class F, 4.5% 8/10/44 (a)	42,000	21,762
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	153,000	130,887
Series 2012-GCJ7:
Class C, 5.6976% 5/10/45 (b)	500,000	514,529
Class D, 5.6976% 5/10/45 (a)(b)	500,000	479,323
Series 2012-GCJ9 Class D, 4.7488% 11/10/45 (a)(b)	178,000	170,379
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	189,690
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	637,459
Series 2016-RENT Class E, 4.0667% 2/10/29 (a)(b)	100,000	98,787
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	100,000	86,801
Series 2016-SFP Class F, 6.0801% 11/5/35 (a)	600,000	600,143
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (a)(b)	180,000	170,296
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	46,078
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	75,500
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.1176% 1/20/41 (a)(b)	192,000	178,130
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6872% 8/15/45 (a)(b)	61,000	59,770
Series 2013-C12 Class D, 4.7656% 10/15/46 (a)(b)	250,000	233,101
Series 2013-C7 Class D, 4.2501% 2/15/46 (a)(b)	91,000	81,889
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (a)(b)	10,637	10,621
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	152,798	147,908
Series 2011-C2:
Class D, 5.4831% 6/15/44 (a)(b)	358,000	352,805
Class E, 5.4831% 6/15/44 (a)(b)	454,000	427,221
Class F, 5.4831% 6/15/44 (a)(b)	343,000	289,279
Class XB, 0.5345% 6/15/44 (a)(b)(c)	12,067,221	184,911
Series 2011-C3 Class G, 5.1549% 7/15/49 (a)(b)	111,000	92,775
Series 2015-MS1 Class D, 4.0302% 5/15/48 (a)(b)	100,000	85,086
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.8375% 8/15/34 (a)(b)(e)	207,407	208,705
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	251,938	307,364
RETL floater Series 2018-RVP Class E, 1 month U.S. LIBOR + 4.500% 6.088% 3/15/33 (a)(b)(e)	147,000	148,693
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5444% 5/10/45 (a)(b)	120,000	118,726
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7645% 10/15/45 (a)(b)	44,000	42,102
Class E, 4.7645% 10/15/45 (a)(b)	114,000	97,669
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	70,000	53,872
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2717% 3/15/45 (a)(b)	220,000	169,488
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.001% 4.6075% 11/15/29 (a)(b)(e)	173,540	170,518
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(b)	140,000	108,291
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,766,197)		10,960,416
	Shares	Value

Common Stocks - 14.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Grand Vacations, Inc. (f)	4,300	184,986
Wyndham Worldwide Corp.	3,000	343,290
		528,276
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (d)(f)(g)	6,300	204,057

TOTAL CONSUMER DISCRETIONARY		732,333

FINANCIALS - 0.8%
Capital Markets - 0.1%
Ellington Financial LLC	26,300	389,503
Insurance - 0.0%
FNF Group	3,100	124,062
Mortgage Real Estate Investment Trusts - 0.7%
Anworth Mortgage Asset Corp.	10,200	48,960
Arbor Realty Trust, Inc. (h)	30,800	271,656
Chimera Investment Corp.	14,400	250,704
Dynex Capital, Inc.	22,100	146,523
Five Oaks Investment Corp.	2,244	6,530
Great Ajax Corp.	54,000	731,700
Invesco Mortgage Capital, Inc.	35,200	576,576
MFA Financial, Inc.	204,766	1,541,888
Redwood Trust, Inc.	7,400	114,478
Two Harbors Investment Corp.	16,300	250,531
		3,939,546

TOTAL FINANCIALS		4,453,111

REAL ESTATE - 13.1%
Equity Real Estate Investment Trusts (REITs) - 13.0%
Acadia Realty Trust (SBI)	109,544	2,694,782
American Homes 4 Rent Class A	73,947	1,484,856
American Tower Corp.	9,100	1,322,594
Americold Realty Trust	19,500	372,060
Apartment Investment & Management Co. Class A	39,000	1,589,250
AvalonBay Communities, Inc.	24,509	4,030,750
Boston Properties, Inc.	27,451	3,382,512
Cedar Realty Trust, Inc.	124,318	489,813
Colony NorthStar, Inc.	127,623	717,241
Corporate Office Properties Trust (SBI)	33,300	860,139
Corrections Corp. of America	7,100	138,592
DCT Industrial Trust, Inc.	35,017	1,972,858
DDR Corp.	140,960	1,033,237
DiamondRock Hospitality Co.	104,900	1,095,156
Digital Realty Trust, Inc.	6,200	653,356
Douglas Emmett, Inc.	44,100	1,621,116
Duke Realty Corp.	65,500	1,734,440
Education Realty Trust, Inc.	34,700	1,136,425
Equinix, Inc.	5,700	2,383,398
Equity Lifestyle Properties, Inc.	45,899	4,028,555
Equity Residential (SBI)	41,713	2,570,355
Essex Property Trust, Inc.	11,422	2,749,047
Extra Space Storage, Inc.	21,322	1,862,690
General Growth Properties, Inc.	53,700	1,098,702
Gramercy Property Trust	8,000	173,840
Healthcare Realty Trust, Inc.	44,400	1,230,324
Healthcare Trust of America, Inc.	16,290	430,871
Highwoods Properties, Inc. (SBI)	34,000	1,489,880
Host Hotels & Resorts, Inc.	103,681	1,932,614
Hudson Pacific Properties, Inc.	48,400	1,574,452
Lexington Corporate Properties Trust	71,700	564,279
Mid-America Apartment Communities, Inc.	21,044	1,920,055
National Retail Properties, Inc.	3,800	149,188
Omega Healthcare Investors, Inc. (h)	15,500	419,120
Prologis, Inc.	34,577	2,178,005
Public Storage	20,994	4,206,988
Rexford Industrial Realty, Inc.	21,200	610,348
Sabra Health Care REIT, Inc.	45,751	807,505
Safety Income and Growth, Inc.	6,700	107,133
Select Income REIT	3,166	61,674
Senior Housing Properties Trust (SBI)	45,900	718,794
Simon Property Group, Inc.	27,473	4,240,458
SL Green Realty Corp.	20,100	1,946,283
Spirit Realty Capital, Inc.	13,500	104,760
Store Capital Corp.	19,300	479,026
Sunstone Hotel Investors, Inc.	101,300	1,541,786
Taubman Centers, Inc.	10,395	591,579
Terreno Realty Corp.	14,254	491,906
The Macerich Co.	14,400	806,688
Urban Edge Properties	85,673	1,829,119
Ventas, Inc.	78,647	3,895,386
VEREIT, Inc.	60,600	421,776
Washington REIT (SBI)	48,400	1,321,320
Welltower, Inc.	25,925	1,411,098
		78,678,179
Real Estate Management & Development - 0.1%
Colony NorthStar Credit Real Estate, Inc. (h)	8,600	162,970
Howard Hughes Corp. (f)	2,100	292,173
		455,143

TOTAL REAL ESTATE		79,133,322

TOTAL COMMON STOCKS
(Cost $93,536,559)		84,318,766

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	42,500	1,054,387
Sutherland Asset Management Corp. 7.00%	6,400	162,560
		1,216,947
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Ashford Hospitality Prime, Inc. 5.50%	2,700	52,029
iStar Financial, Inc. Series J, 4.50%	3,900	177,616
Lexington Corporate Properties Trust Series C, 6.50%	15,800	723,662
RLJ Lodging Trust Series A, 1.95%	400	10,104
Wheeler REIT, Inc. 8.75%	16,500	255,750
		1,219,161
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 0.00% (f)	2,000	48,500
TOTAL REAL ESTATE		1,267,661

TOTAL CONVERTIBLE PREFERRED STOCKS		2,484,608

Nonconvertible Preferred Stocks - 2.9%
FINANCIALS - 1.6%
Mortgage Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	508,397
8.25%	500	12,690
AGNC Investment Corp.:
Series B, 7.75%	8,000	205,760
Series C, 7.00%	6,600	168,168
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	159,873
Annaly Capital Management, Inc.:
Series C, 7.625%	1,356	34,429
Series D, 7.50%	13,671	345,193
Series F, 6.95%	20,000	507,000
Series G, 6.50%	10,800	264,060
Anworth Mortgage Asset Corp. Series A, 8.625%	19,800	508,860
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	11,647	295,834
Arbor Realty Trust, Inc.:
7.375%	12,320	311,609
Series A, 8.25%	8,989	229,362
Armour Residential REIT, Inc. Series B, 7.875%	5,645	139,827
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	99,928
Chimera Investment Corp. Series B, 8.00%	27,587	702,917
CYS Investments, Inc. Series A, 7.75%	2,162	52,772
Dynex Capital, Inc.:
Series A, 8.50%	20,755	525,512
Series B, 7.625%	10,545	253,606
Invesco Mortgage Capital, Inc.:
7.50%	17,200	409,532
Series A, 7.75%	6,507	161,764
Series B, 7.75%	23,500	591,730
MFA Financial, Inc.:
8.00%	11,262	291,686
Series B, 7.50%	44,227	1,113,194
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	208,021
Series C, 7.875%	3,200	75,584
Series D, 8.00%	6,500	152,490
PennyMac Mortgage Investment Trust:
8.125%	5,500	140,030
Series B, 8.00%	8,700	217,761
Resource Capital Corp. 8.625%	300	7,590
Two Harbors Investment Corp.:
Series A, 8.125%	9,500	250,230
Series B, 7.625%	7,800	196,248
Series C, 7.25%	9,800	235,045
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	4,400	114,224
		9,490,926
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Homes 4 Rent:
Series C, 5.50%	22,592	638,364
Series F, 5.875%	4,308	101,453
Series G, 5.875%	3,200	74,080
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	2,500	58,200
Series I, 7.50%	2,500	58,375
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	54,294
Series C, 6.50%	4,900	102,165
City Office REIT, Inc. Series A, 6.625%	2,079	49,480
Colony NorthStar, Inc.:
Series B, 8.25%	4,210	104,240
Series D, 8.50%	8,486	211,889
Series E, 8.75%	13,700	343,185
Series G, 7.50%	1,300	30,225
Series H, 7.125%	7,200	163,944
Series I, 7.15%	18,500	423,398
Series J, 7.15%	18,200	418,418
DDR Corp. Series K, 6.25%	5,623	124,831
Digital Realty Trust, Inc. Series G, 5.875%	6,286	157,150
Farmland Partners, Inc. Series B, 6.00%	10,000	249,400
General Growth Properties, Inc. Series A, 6.375%	3,847	95,175
Global Medical REIT, Inc. Series A, 7.50%	2,100	51,684
Global Net Lease, Inc. Series A, 7.25%	7,400	184,297
Investors Real Estate Trust Series C, 6.625%	5,000	115,650
iStar Financial, Inc.:
Series D, 8.00%	1,500	37,688
Series G, 7.65%	7,300	179,825
Series I, 7.50%	2,600	64,194
Jernigan Capital, Inc. Series B, 7.00%	2,500	58,000
LaSalle Hotel Properties Series I, 6.375%	4,963	121,246
National Storage Affiliates Trust Series A, 6.00%	1,100	26,939
Pebblebrook Hotel Trust Series C, 6.50%	7,058	172,215
Pennsylvania (REIT):
Series B, 7.375%	4,082	86,743
Series D, 6.875%	2,500	50,000
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	62,113
Prologis, Inc. Series Q, 8.54%	3,700	239,618
Public Storage Series F, 5.15%	2,900	70,499
QTS Realty Trust, Inc. Series A, 7.125%	2,700	68,418
RAIT Financial Trust:
7.125%	12,402	271,356
7.625%	8,860	163,910
Rexford Industrial Realty, Inc. Series B, 5.875%	4,700	114,445
Saul Centers, Inc.:
Series C, 6.875%	8,707	217,675
Series D, 6.125%	1,300	30,511
Sotherly Hotels, Inc. Series C, 7.875%	1,700	42,501
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	56,524
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	72,120
Taubman Centers, Inc. Series K, 6.25%	4,319	103,872
UMH Properties, Inc.:
Series C, 6.75%	5,340	133,553
Series D, 6.375%	1,800	42,390
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	6,500	165,381
Series H, 6.25%	4,500	112,365
VEREIT, Inc. Series F, 6.70%	41,896	1,064,158
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	66,306
Series I, 6.875%	1,402	28,741
		7,733,203

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,224,129

TOTAL PREFERRED STOCKS
(Cost $19,749,221)		19,708,737
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 12/22/24 (b)(e)	49,875	50,192
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (b)(e)	217,803	218,008
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (b)(e)	64,575	64,882
		333,082
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23(b)(e)	140,880	137,733

TOTAL CONSUMER DISCRETIONARY		470,815

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (b)(e)	43,475	42,796
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 10/2/23 (b)(e)	71,878	72,930
		115,726
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1829% 11/4/21 (b)(e)	199,487	198,378
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7864% 12/5/20 (b)(e)	58,520	58,813

TOTAL FINANCIALS		257,191

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/20/24 (b)(e)	49,875	50,452
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.15% 3/24/24 (b)(e)	48,655	48,777
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/2/21 (b)(e)	89,958	84,111
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,027,331)		1,027,072
	Shares	Value

Equity Funds - 26.8%
Fidelity Commodity Strategy Central Fund (i)
(Cost $298,451,397)	23,755,636	161,775,880

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (i)
(Cost $163,665,837)	1,571,403	162,215,977
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(d)	500,000	112,500
(Cost $594,368)
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.72% (j)	1,992,564	1,992,963
Fidelity Securities Lending Cash Central Fund 1.72% (j)(k)	658,528	658,659
TOTAL MONEY MARKET FUNDS
(Cost $2,651,579)		2,651,622
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $767,730,553)		621,100,841
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(16,860,244)
NET ASSETS - 100%		$604,240,597

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,874,694 or 2.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,057 or 0.0% of net assets.

 (h) Security or a portion of the security is on loan at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$166,291

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,529
Fidelity Commodity Strategy Central Fund	740,868
Fidelity Floating Rate Central Fund	4,981,143
Fidelity Securities Lending Cash Central Fund	1,082
Total	$5,769,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$183,766,522	$9,941,304	$41,376,324	$(26,060,475)	$35,504,853	$161,775,880	27.9%
Fidelity Floating Rate Central Fund	192,394,257	4,981,075	35,291,702	612,757	(480,410)	162,215,977	7.2%
Total	$376,160,779	$14,922,379	$76,668,026	$(25,447,718)	$35,024,443	$323,991,857

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$732,333	$528,276	$--	$204,057
Financials	15,160,984	13,944,037	1,216,947	--
Real Estate	88,134,186	86,626,907	1,507,279	--
Corporate Bonds	11,016,259	--	11,016,259	--
U.S. Government and Government Agency Obligations	162,047,126	--	162,047,126	--
Asset-Backed Securities	4,970,230	--	4,970,202	28
Collateralized Mortgage Obligations	296,256	--	296,256	--
Commercial Mortgage Securities	10,960,416	--	10,960,416	--
Bank Loan Obligations	1,027,072	--	1,027,072	--
Equity Funds	161,775,880	161,775,880	--	--
Fixed-Income Funds	162,215,977	162,215,977	--	--
Preferred Securities	112,500	--	--	112,500
Money Market Funds	2,651,622	2,651,622	--	--
Total Investments in Securities:	$621,100,841	$427,742,699	$193,041,557	$316,585

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $641,113) — See accompanying schedule: Unaffiliated issuers (cost $302,961,740)	$294,457,362
Fidelity Central Funds (cost $464,768,813)	326,643,479
Total Investment in Securities (cost $767,730,553)		$621,100,841
Receivable for investments sold		6,642,345
Receivable for fund shares sold		328,970
Dividends receivable		675,580
Interest receivable		743,053
Distributions receivable from Fidelity Central Funds		7,329
Prepaid expenses		636
Other receivables		2,189
Total assets		629,500,943
Liabilities
Payable to custodian bank	$1,895,954
Payable for investments purchased	1,904,783
Payable for fund shares redeemed	20,297,878
Accrued management fee	306,284
Distribution and service plan fees payable	26,516
Other affiliated payables	115,727
Other payables and accrued expenses	54,604
Collateral on securities loaned	658,600
Total liabilities		25,260,346
Net Assets		$604,240,597
Net Assets consist of:
Paid in capital		$813,654,025
Undistributed net investment income		1,791,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,575,098)
Net unrealized appreciation (depreciation) on investments		(146,629,712)
Net Assets		$604,240,597
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,029,536 ÷ 3,533,348 shares)		$8.78
Maximum offering price per share (100/96.00 of $8.78)		$9.15
Class M:
Net Asset Value and redemption price per share ($9,275,648 ÷ 1,055,500 shares)		$8.79
Maximum offering price per share (100/96.00 of $8.79)		$9.16
Class C:
Net Asset Value and offering price per share ($21,226,428 ÷ 2,444,043 shares)(a)		$8.68
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($358,809,270 ÷ 40,697,043 shares)		$8.82
Class I:
Net Asset Value, offering price and redemption price per share ($183,899,715 ÷ 20,905,225 shares)		$8.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$1,934,668
Interest		3,821,780
Income from Fidelity Central Funds		5,176,825
Total income		10,933,273
Expenses
Management fee	$1,959,953
Transfer agent fees	562,442
Distribution and service plan fees	170,260
Accounting and security lending fees	159,161
Custodian fees and expenses	13,346
Independent trustees' fees and expenses	1,343
Registration fees	28,101
Audit	61,086
Legal	2,188
Interest	513
Miscellaneous	2,899
Total expenses before reductions	2,961,292
Expense reductions	(5,953)	2,955,339
Net investment income (loss)		7,977,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,430,457
Fidelity Central Funds	(25,447,715)
Foreign currency transactions	22,127
Capital gain distributions from Fidelity Central Funds	592,797
Total net realized gain (loss)		(21,402,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,128,429)
Fidelity Central Funds	35,024,468
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		22,896,187
Net gain (loss)		1,493,853
Net increase (decrease) in net assets resulting from operations		$9,471,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,977,934	$16,691,637
Net realized gain (loss)	(21,402,334)	(9,492,129)
Change in net unrealized appreciation (depreciation)	22,896,187	11,401,343
Net increase (decrease) in net assets resulting from operations	9,471,787	18,600,851
Distributions to shareholders from net investment income	(10,318,898)	(18,611,718)
Distributions to shareholders from net realized gain	(881,921)	(997,284)
Total distributions	(11,200,819)	(19,609,002)
Share transactions - net increase (decrease)	(129,655,283)	(50,452,522)
Redemption fees	–	3,437
Total increase (decrease) in net assets	(131,384,315)	(51,457,236)
Net Assets
Beginning of period	735,624,912	787,082,148
End of period	$604,240,597	$735,624,912
Other Information
Undistributed net investment income end of period	$1,791,382	$4,132,346

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.80	$8.81	$8.55	$9.25	$9.31	$9.78
Income from Investment Operations
Net investment income (loss)A	.090	.170	.141	.124	.173	.188
Net realized and unrealized gain (loss)	.017B	.022	.266	(.668)	.004	(.452)
Total from investment operations	.107	.192	.407	(.544)	.177	(.264)
Distributions from net investment income	(.116)	(.190)C	(.137)	(.124)	(.169)	(.177)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.127)	(.202)	(.147)	(.156)	(.237)	(.207)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.78	$8.80	$8.81	$8.55	$9.25	$9.31
Total ReturnE,F,G	1.23%B	2.23%	4.82%	(5.98)%	1.91%	(2.72)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.06%J	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.06%J	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.06%J	1.07%	1.07%	1.05%	1.05%	1.03%
Net investment income (loss)	2.05%J	1.94%	1.66%	1.37%	1.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$31,030	$33,949	$55,678	$78,112	$123,091	$169,170
Portfolio turnover rateK	21%J	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.09%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$8.82	$8.56	$9.27	$9.32	$9.79
Income from Investment Operations
Net investment income (loss)A	.088	.168	.138	.122	.172	.187
Net realized and unrealized gain (loss)	.019B	.025	.267	(.677)	.015	(.451)
Total from investment operations	.107	.193	.405	(.555)	.187	(.264)
Distributions from net investment income	(.116)	(.191)C	(.135)	(.123)	(.169)	(.177)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.127)	(.203)	(.145)	(.155)	(.237)	(.207)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.79	$8.81	$8.82	$8.56	$9.27	$9.32
Total ReturnE,F,G	1.23%B	2.23%	4.79%	(6.08)%	2.02%	(2.72)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	1.11%	1.10%	1.07%	1.06%	1.05%
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.07%	1.06%	1.05%
Expenses net of all reductions	1.09%J	1.10%	1.10%	1.07%	1.06%	1.05%
Net investment income (loss)	2.01%J	1.91%	1.63%	1.35%	1.82%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$9,276	$9,723	$12,032	$14,805	$21,127	$25,281
Portfolio turnover rateK	21%J	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.09%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$8.71	$8.46	$9.16	$9.22	$9.69
Income from Investment Operations
Net investment income (loss)A	.056	.102	.074	.054	.101	.113
Net realized and unrealized gain (loss)	.017B	.023	.257	(.665)	.011	(.449)
Total from investment operations	.073	.125	.331	(.611)	.112	(.336)
Distributions from net investment income	(.082)	(.123)C	(.073)	(.057)	(.104)	(.105)
Distributions from net realized gain	(.011)	(.012)C	(.008)	(.032)	(.068)	(.030)
Total distributions	(.093)	(.135)	(.081)	(.089)	(.172)	(.135)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.68	$8.70	$8.71	$8.46	$9.16	$9.22
Total ReturnE,F,G	.84%B	1.46%	3.93%	(6.73)%	1.22%	(3.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of fee waivers, if any	1.82%J	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of all reductions	1.82%J	1.84%	1.84%	1.82%	1.80%	1.80%
Net investment income (loss)	1.29%J	1.17%	.89%	.61%	1.08%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$21,226	$24,718	$30,211	$41,339	$68,666	$86,037
Portfolio turnover rateK	21%J	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .70%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.84	$8.85	$8.59	$9.30	$9.36	$9.83
Income from Investment Operations
Net investment income (loss)A	.102	.194	.164	.147	.201	.216
Net realized and unrealized gain (loss)	.019B	.024	.267	(.674)	.005	(.451)
Total from investment operations	.121	.218	.431	(.527)	.206	(.235)
Distributions from net investment income	(.130)	(.216)C	(.161)	(.151)	(.198)	(.206)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.141)	(.228)	(.171)	(.183)	(.266)	(.236)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.82	$8.84	$8.85	$8.59	$9.30	$9.36
Total ReturnE,F	1.38%B	2.52%	5.09%	(5.77)%	2.22%	(2.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.81%	.81%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79%I	.81%	.81%	.79%	.76%	.75%
Expenses net of all reductions	.79%I	.81%	.80%	.79%	.76%	.75%
Net investment income (loss)	2.32%I	2.21%	1.92%	1.63%	2.12%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$358,809	$476,944	$511,294	$543,473	$620,530	$679,780
Portfolio turnover rateJ	21%I	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.24%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$8.83	$8.57	$9.28	$9.34	$9.81
Income from Investment Operations
Net investment income (loss)A	.102	.194	.164	.148	.194	.208
Net realized and unrealized gain (loss)	.018B	.027	.268	(.676)	.005	(.450)
Total from investment operations	.120	.221	.432	(.528)	.199	(.242)
Distributions from net investment income	(.129)	(.219)C	(.162)	(.150)	(.191)	(.199)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.140)	(.231)	(.172)	(.182)	(.259)	(.229)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.80	$8.82	$8.83	$8.57	$9.28	$9.34
Total ReturnE,F	1.37%B	2.56%	5.12%	(5.80)%	2.15%	(2.49)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.80%	.79%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.78%I	.80%	.79%	.79%	.82%	.83%
Expenses net of all reductions	.78%I	.80%	.79%	.79%	.82%	.82%
Net investment income (loss)	2.33%I	2.22%	1.93%	1.64%	2.06%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$183,900	$190,292	$177,867	$369,782	$368,227	$432,942
Portfolio turnover rateJ	21%I	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.23%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,160,281
Gross unrealized depreciation	(166,112,829)
Net unrealized appreciation (depreciation)	$(157,952,548)
Tax cost	$779,053,389

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,428,474)
No expiration
Short-term	$(3,181,067)
Long-term	(26,520,414)
Total no expiration	$(29,701,481)
Total capital loss carryforward	$(32,129,955)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $58,105,892 and $122,805,321, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$40,227	$498
Class M	-%	.25%	11,898	32
Class C	.75%	.25%	118,135	6,508
			$170,260	$7,038

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,854
Class M	383
Class C(a)	1,075
$5,312

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28,415.18
Class M	10,090.21
Class C	21,863.19
Strategic Real Return	362,162.16
Class I	139,912.15
	$562,442

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $572 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,570,000	1.60%	$513

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,082, including $59 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,821 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,132.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class A	$429,867	$1,028,596
Class M	126,516	248,409
Class C	227,228	403,580
Strategic Real Return	6,850,920	11,978,596
Class I	2,684,367	4,952,537
Total	$10,318,898	$18,611,718
From net realized gain
Class A	$40,240	$72,437
Class M	11,882	15,287
Class C	30,369	38,856
Strategic Real Return	574,106	622,788
Class I	225,324	247,916
Total	$881,921	$997,284

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class A
Shares sold	202,740	1,062,716	$1,779,030	$9,311,968
Reinvestment of distributions	52,103	122,440	455,386	1,066,054
Shares redeemed	(578,548)	(3,649,588)	(5,094,548)	(32,105,817)
Net increase (decrease)	(323,705)	(2,464,432)	$(2,860,132)	$(21,727,795)
Class M
Shares sold	28,211	213,277	$248,713	$1,863,544
Reinvestment of distributions	15,256	28,743	133,448	250,541
Shares redeemed	(91,660)	(502,758)	(806,981)	(4,410,137)
Net increase (decrease)	(48,193)	(260,738)	$(424,820)	$(2,296,052)
Class C
Shares sold	56,684	273,902	$494,573	$2,375,535
Reinvestment of distributions	28,827	48,876	249,728	421,620
Shares redeemed	(481,068)	(951,020)	(4,187,297)	(8,239,548)
Net increase (decrease)	(395,557)	(628,242)	$(3,442,996)	$(5,442,393)
Strategic Real Return
Shares sold	3,094,251	12,281,375	$27,376,558	$107,890,625
Reinvestment of distributions	819,868	1,393,039	7,191,048	12,170,645
Shares redeemed	(17,179,690)	(17,511,563)	(151,387,503)	(153,203,799)
Net increase (decrease)	(13,265,571)	(3,837,149)	$(116,819,897)	$(33,142,529)
Class I
Shares sold	2,165,922	9,645,459	$19,102,484	$84,519,733
Reinvestment of distributions	328,918	583,669	2,878,346	5,087,037
Shares redeemed	(3,171,144)	(8,795,913)	(28,088,268)	(77,450,523)
Net increase (decrease)	(676,304)	1,433,215	$(6,107,438)	$12,156,247

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class A	1.06%
Actual		$1,000.00	$1,012.30	$5.32
Hypothetical-C		$1,000.00	$1,019.65	$5.34
Class M	1.10%
Actual		$1,000.00	$1,012.30	$5.52
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.82%
Actual		$1,000.00	$1,008.40	$9.11
Hypothetical-C		$1,000.00	$1,015.86	$9.15
Strategic Real Return	.79%
Actual		$1,000.00	$1,013.80	$3.97
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class I	.78%
Actual		$1,000.00	$1,013.70	$3.92
Hypothetical-C		$1,000.00	$1,021.04	$3.93

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

ARRS-SANN-0518
1.814981.112

Fidelity® Strategic Real Return Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)

As of March 31, 2018
Commodity-Linked Notes and Related Investments*	26.8%
Inflation-Protected Investments	26.8%
Floating Rate High Yield**	26.8%
Real Estate Investments	22.0%
Cash and Cash Equivalents	0.4%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Quality Diversification (% of fund's net assets)

As of March 31, 2018
U.S. Government and U.S. Government Agency Obligations	26.8%
AAA	0.1%
AA	0.1%
A	0.2%
BBB	1.6%
BB and Below	24.6%
Not Rated	3.0%
Equities*	44.3%
Short-Term Investments and Net Other Assets**	(0.7)%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 26.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*,**
Stocks	17.5%
U.S. Government and U.S. Government Agency Obligations	26.8%
Corporate Bonds	2.4%
Asset-Backed Securities	0.8%
Bank Loan Obligations	24.5%
CMOs and Other Mortgage Related Securities	1.9%
Other Investments***	26.8%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.7)%

 * Foreign investments - 3.4%

 ** U.S. Treasury Inflation-Indexed Securities - 26.8%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 26.8%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
	Principal Amount	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.4%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	$110,000	$107,991
Mortgage Real Estate Investment Trusts - 0.4%
Arbor Realty Trust, Inc. 5.375% 11/15/20	70,000	71,050
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	280,000	274,988
Colony Financial, Inc. 3.875% 1/15/21	150,000	140,400
Redwood Trust, Inc. 4.625% 4/15/18	100,000	100,000
Resource Capital Corp.:
4.5% 8/15/22	80,000	77,392
6% 12/1/18	90,000	91,069
8% 1/15/20	300,000	311,853
RWT Holdings, Inc. 5.625% 11/15/19	690,000	693,450
Starwood Property Trust, Inc. 4.375% 4/1/23	240,000	241,200
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	326,897
		2,328,299
TOTAL FINANCIALS		2,436,290
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33	740,000	705,406

TOTAL CONVERTIBLE BONDS		3,141,696

Nonconvertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	442,899	505,905
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (a)	135,000	131,625
6.875% 2/15/21 (a)	215,000	215,538
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	115,000	106,519
6.75% 3/15/25	95,000	94,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	184,725
KB Home 8% 3/15/20	140,000	150,500
Lennar Corp. 4.5% 4/30/24	55,000	53,900
M/I Homes, Inc. 5.625% 8/1/25	45,000	43,805
Meritage Homes Corp.:
5.125% 6/6/27	80,000	75,600
6% 6/1/25 (a)	100,000	102,515
7% 4/1/22	470,000	513,475
New Home Co. LLC 7.25% 4/1/22	150,000	155,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	144,508
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	76,200
		2,048,585
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	45,117
TOTAL CONSUMER DISCRETIONARY		2,599,607
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	105,000	89,544
6.625% 6/15/24	90,000	80,663
Albertsons, Inc. 8.7% 5/1/30	75,000	66,188
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	14,136
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	35,000	36,400
		286,931
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	100,000	100,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	25,000	25,438
		126,313
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	65,000	63,375
TOTAL FINANCIALS		189,688
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	120,000	122,364
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	60,000	60,075
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Homes 4 Rent 4.25% 2/15/28	150,000	146,888
ARC Properties Operating Partnership LP 4.6% 2/6/24	55,000	55,710
Care Capital Properties LP 5.125% 8/15/26	408,000	393,327
CBL & Associates LP 5.95% 12/15/26	132,000	111,077
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	80,000
DDR Corp. 4.625% 7/15/22	34,000	35,237
Equinix, Inc. 5.375% 5/15/27	105,000	106,575
HCP, Inc. 4.25% 11/15/23	108,000	110,560
Healthcare Realty Trust, Inc. 3.75% 4/15/23	192,000	192,353
iStar Financial, Inc.:
4.625% 9/15/20	105,000	105,131
5.25% 9/15/22	65,000	62,888
6% 4/1/22	135,000	135,338
Lexington Corporate Properties Trust:
4.25% 6/15/23	500,000	497,760
4.4% 6/15/24	35,000	34,743
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	102,932
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	52,957
4.5% 4/1/27	83,000	79,926
4.75% 1/15/28	67,000	64,974
SBA Communications Corp. 4% 10/1/22 (a)	40,000	38,300
Select Income REIT:
4.15% 2/1/22	63,000	62,997
4.25% 5/15/24	80,000	78,109
Senior Housing Properties Trust:
3.25% 5/1/19	118,000	118,086
4.75% 5/1/24	271,000	273,524
4.75% 2/15/28	100,000	97,976
6.75% 4/15/20	134,000	139,652
WP Carey, Inc. 4.6% 4/1/24	119,000	121,972
		3,298,992
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	89,775
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	261,688
Kennedy-Wilson, Inc.:
5.875% 4/1/24 (a)	400,000	396,500
5.875% 4/1/24	110,000	109,038
Mattamy Group Corp. 6.5% 10/1/25 (a)	75,000	75,750
Mid-America Apartments LP 4.3% 10/15/23	67,000	69,474
Washington Prime Group LP 5.95% 8/15/24	330,000	314,681
		1,316,906
TOTAL REAL ESTATE		4,615,898

TOTAL NONCONVERTIBLE BONDS		7,874,563

TOTAL CORPORATE BONDS
(Cost $10,992,131)		11,016,259

U.S. Treasury Inflation-Protected Obligations - 26.8%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$4,711,297	$4,433,693
0.75% 2/15/42	4,148,555	4,033,082
0.75% 2/15/45	5,173,529	4,978,579
0.875% 2/15/47	2,361,686	2,339,205
1% 2/15/46	1,788,831	1,828,224
1.375% 2/15/44	1,731,443	1,921,872
1.75% 1/15/28	2,929,504	3,217,362
2% 1/15/26	4,942,909	5,452,411
2.125% 2/15/40	675,459	851,222
2.125% 2/15/41	64,516	81,777
2.375% 1/15/25	14,331,858	16,033,203
2.375% 1/15/27	9,569,850	10,951,808
2.5% 1/15/29	1,198,350	1,417,940
3.625% 4/15/28	5,474,090	7,010,929
3.875% 4/15/29	3,787,518	5,035,647
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	2,697,441	2,694,050
0.125% 4/15/20	7,197,392	7,165,245
0.125% 4/15/21	8,889,470	8,808,968
0.125% 1/15/22	7,337,371	7,253,894
0.125% 4/15/22	1,528,815	1,506,121
0.125% 7/15/22	2,101,827	2,079,131
0.125% 1/15/23	5,745,044	5,644,882
0.125% 7/15/24	9,499,399	9,271,863
0.125% 7/15/26	1,809,623	1,737,285
0.25% 1/15/25	2,511,600	2,453,810
0.375% 7/15/23	5,613,077	5,590,186
0.375% 1/15/27	6,772,326	6,592,651
0.5% 1/15/28	220,000	216,856
0.625% 7/15/21	1,177,843	1,191,286
0.625% 1/15/24	6,533,145	6,561,886
0.625% 1/15/26	991,002	989,839
1.125% 1/15/21	4,900,614	5,009,367
1.25% 7/15/20	3,798,384	3,897,085
1.375% 1/15/20	4,915,034	5,018,126
1.875% 7/15/19	7,145,155	7,333,291
2.125% 1/15/19	1,420,010	1,444,350
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $161,009,294)		162,047,126

Asset-Backed Securities - 0.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	$330,000	$371,984
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	100,000	108,225
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (a)	222,000	247,408
Class XS, 0% 10/17/45 (a)(b)(c)(d)	143,416	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (a)	592,439	595,401
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	302,687
Series 2002-2 Class M2, 9.163% 3/1/33	428,888	393,365
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (a)	38,953	38,953
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	95,886	98,074
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.129% 7/17/34 (a)(b)(e)	101,000	102,910
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.74% 6/17/32 (a)(b)(e)	100,000	100,149
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.59% 12/17/36 (a)(b)(e)	126,000	128,560
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.068% 3/17/37 (a)(b)(e)	189,000	191,253
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	561,613	391,956
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	45,459	31,957
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.19% 1/17/35 (a)(b)(e)	100,000	101,519
Class F, 1 month U.S. LIBOR + 3.400% 4.99% 1/17/35 (a)(b)(e)	197,000	196,929
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.437% 2/5/36 (a)(b)(d)(e)	359,123	27
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	126,000	128,250
Series 2017-SFR2 Class F, 5.16% 1/17/36 (a)	100,000	101,724
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	156,598
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.2664% 11/21/40 (a)(b)(e)	1,500,000	1,182,300
TOTAL ASSET-BACKED SECURITIES
(Cost $5,005,607)		4,970,230

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Countrywide Home Loans, Inc. Series 2003-J15 Class B3, 4.8842% 1/25/19 (a)(b)(d)	4,928	0
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3637% 12/25/46 (a)(b)	189,000	196,754
Series 2010-K7 Class B, 5.5003% 4/25/20 (a)(b)	95,000	99,502

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $281,032)		296,256

Commercial Mortgage Securities - 1.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (a)(b)	100,000	99,614
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	63,000	50,675
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (a)(b)	126,000	115,230
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8375% 10/15/32 (a)(b)(e)	190,000	190,835
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	142,000	113,826
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (a)(b)	191,000	188,262
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.459% 7/15/30 (a)(b)(e)	105,000	104,370
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.0986% 9/10/46 (a)(b)	250,000	237,691
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	186,404
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	69,932
Series 2013-CR10 Class D, 4.7886% 8/10/46 (a)(b)	200,000	172,271
Series 2013-CR12 Class D, 5.0785% 10/10/46 (a)(b)	250,000	215,017
Series 2013-LC6 Class D, 4.2987% 1/10/46 (a)(b)	113,000	103,172
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	51,191
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5896% 5/10/43 (a)(b)	181,778	180,672
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (a)(b)	223,000	215,612
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	156,000	134,465
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (a)(b)	84,000	79,994
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	100,000	94,388
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6978% 11/10/46 (a)(b)	580,000	596,700
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (b)(c)	1,156,048	74,571
Series K012 Class X3, 2.252% 1/25/41 (b)(c)	654,162	37,857
Series K013 Class X3, 2.9089% 1/25/43 (b)(c)	1,124,000	83,676
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (a)(b)	139,000	137,307
Class FFX, 3.3822% 12/15/34 (a)(b)	244,000	239,772
Class GFX, 3.3822% 12/15/34 (a)(b)	347,000	339,436
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (b)	5,647	5,642
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3982% 8/10/44 (a)(b)	63,000	51,276
Class F, 4.5% 8/10/44 (a)	42,000	21,762
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	153,000	130,887
Series 2012-GCJ7:
Class C, 5.6976% 5/10/45 (b)	500,000	514,529
Class D, 5.6976% 5/10/45 (a)(b)	500,000	479,323
Series 2012-GCJ9 Class D, 4.7488% 11/10/45 (a)(b)	178,000	170,379
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	189,690
Series 2016-REMZ Class MZB, 7.727% 2/10/21(a)	651,000	637,459
Series 2016-RENT Class E, 4.0667% 2/10/29 (a)(b)	100,000	98,787
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (a)(b)	100,000	86,801
Series 2016-SFP Class F, 6.0801% 11/5/35 (a)	600,000	600,143
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (a)(b)	180,000	170,296
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	46,078
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	75,500
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.1176% 1/20/41 (a)(b)	192,000	178,130
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6872% 8/15/45 (a)(b)	61,000	59,770
Series 2013-C12 Class D, 4.7656% 10/15/46 (a)(b)	250,000	233,101
Series 2013-C7 Class D, 4.2501% 2/15/46 (a)(b)	91,000	81,889
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (a)(b)	10,637	10,621
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	152,798	147,908
Series 2011-C2:
Class D, 5.4831% 6/15/44 (a)(b)	358,000	352,805
Class E, 5.4831% 6/15/44 (a)(b)	454,000	427,221
Class F, 5.4831% 6/15/44 (a)(b)	343,000	289,279
Class XB, 0.5345% 6/15/44 (a)(b)(c)	12,067,221	184,911
Series 2011-C3 Class G, 5.1549% 7/15/49 (a)(b)	111,000	92,775
Series 2015-MS1 Class D, 4.0302% 5/15/48 (a)(b)	100,000	85,086
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.8375% 8/15/34 (a)(b)(e)	207,407	208,705
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	251,938	307,364
RETL floater Series 2018-RVP Class E, 1 month U.S. LIBOR + 4.500% 6.088% 3/15/33 (a)(b)(e)	147,000	148,693
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5444% 5/10/45 (a)(b)	120,000	118,726
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7645% 10/15/45 (a)(b)	44,000	42,102
Class E, 4.7645% 10/15/45 (a)(b)	114,000	97,669
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	70,000	53,872
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2717% 3/15/45 (a)(b)	220,000	169,488
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.001% 4.6075% 11/15/29 (a)(b)(e)	173,540	170,518
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(b)	140,000	108,291
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,766,197)		10,960,416
	Shares	Value

Common Stocks - 14.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Grand Vacations, Inc. (f)	4,300	184,986
Wyndham Worldwide Corp.	3,000	343,290
		528,276
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (d)(f)(g)	6,300	204,057

TOTAL CONSUMER DISCRETIONARY		732,333

FINANCIALS - 0.8%
Capital Markets - 0.1%
Ellington Financial LLC	26,300	389,503
Insurance - 0.0%
FNF Group	3,100	124,062
Mortgage Real Estate Investment Trusts - 0.7%
Anworth Mortgage Asset Corp.	10,200	48,960
Arbor Realty Trust, Inc. (h)	30,800	271,656
Chimera Investment Corp.	14,400	250,704
Dynex Capital, Inc.	22,100	146,523
Five Oaks Investment Corp.	2,244	6,530
Great Ajax Corp.	54,000	731,700
Invesco Mortgage Capital, Inc.	35,200	576,576
MFA Financial, Inc.	204,766	1,541,888
Redwood Trust, Inc.	7,400	114,478
Two Harbors Investment Corp.	16,300	250,531
		3,939,546

TOTAL FINANCIALS		4,453,111

REAL ESTATE - 13.1%
Equity Real Estate Investment Trusts (REITs) - 13.0%
Acadia Realty Trust (SBI)	109,544	2,694,782
American Homes 4 Rent Class A	73,947	1,484,856
American Tower Corp.	9,100	1,322,594
Americold Realty Trust	19,500	372,060
Apartment Investment & Management Co. Class A	39,000	1,589,250
AvalonBay Communities, Inc.	24,509	4,030,750
Boston Properties, Inc.	27,451	3,382,512
Cedar Realty Trust, Inc.	124,318	489,813
Colony NorthStar, Inc.	127,623	717,241
Corporate Office Properties Trust (SBI)	33,300	860,139
Corrections Corp. of America	7,100	138,592
DCT Industrial Trust, Inc.	35,017	1,972,858
DDR Corp.	140,960	1,033,237
DiamondRock Hospitality Co.	104,900	1,095,156
Digital Realty Trust, Inc.	6,200	653,356
Douglas Emmett, Inc.	44,100	1,621,116
Duke Realty Corp.	65,500	1,734,440
Education Realty Trust, Inc.	34,700	1,136,425
Equinix, Inc.	5,700	2,383,398
Equity Lifestyle Properties, Inc.	45,899	4,028,555
Equity Residential (SBI)	41,713	2,570,355
Essex Property Trust, Inc.	11,422	2,749,047
Extra Space Storage, Inc.	21,322	1,862,690
General Growth Properties, Inc.	53,700	1,098,702
Gramercy Property Trust	8,000	173,840
Healthcare Realty Trust, Inc.	44,400	1,230,324
Healthcare Trust of America, Inc.	16,290	430,871
Highwoods Properties, Inc. (SBI)	34,000	1,489,880
Host Hotels & Resorts, Inc.	103,681	1,932,614
Hudson Pacific Properties, Inc.	48,400	1,574,452
Lexington Corporate Properties Trust	71,700	564,279
Mid-America Apartment Communities, Inc.	21,044	1,920,055
National Retail Properties, Inc.	3,800	149,188
Omega Healthcare Investors, Inc. (h)	15,500	419,120
Prologis, Inc.	34,577	2,178,005
Public Storage	20,994	4,206,988
Rexford Industrial Realty, Inc.	21,200	610,348
Sabra Health Care REIT, Inc.	45,751	807,505
Safety Income and Growth, Inc.	6,700	107,133
Select Income REIT	3,166	61,674
Senior Housing Properties Trust (SBI)	45,900	718,794
Simon Property Group, Inc.	27,473	4,240,458
SL Green Realty Corp.	20,100	1,946,283
Spirit Realty Capital, Inc.	13,500	104,760
Store Capital Corp.	19,300	479,026
Sunstone Hotel Investors, Inc.	101,300	1,541,786
Taubman Centers, Inc.	10,395	591,579
Terreno Realty Corp.	14,254	491,906
The Macerich Co.	14,400	806,688
Urban Edge Properties	85,673	1,829,119
Ventas, Inc.	78,647	3,895,386
VEREIT, Inc.	60,600	421,776
Washington REIT (SBI)	48,400	1,321,320
Welltower, Inc.	25,925	1,411,098
		78,678,179
Real Estate Management & Development - 0.1%
Colony NorthStar Credit Real Estate, Inc. (h)	8,600	162,970
Howard Hughes Corp. (f)	2,100	292,173
		455,143

TOTAL REAL ESTATE		79,133,322

TOTAL COMMON STOCKS
(Cost $93,536,559)		84,318,766

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	42,500	1,054,387
Sutherland Asset Management Corp. 7.00%	6,400	162,560
		1,216,947
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Ashford Hospitality Prime, Inc. 5.50%	2,700	52,029
iStar Financial, Inc. Series J, 4.50%	3,900	177,616
Lexington Corporate Properties Trust Series C, 6.50%	15,800	723,662
RLJ Lodging Trust Series A, 1.95%	400	10,104
Wheeler REIT, Inc. 8.75%	16,500	255,750
		1,219,161
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 0.00% (f)	2,000	48,500
TOTAL REAL ESTATE		1,267,661

TOTAL CONVERTIBLE PREFERRED STOCKS		2,484,608

Nonconvertible Preferred Stocks - 2.9%
FINANCIALS - 1.6%
Mortgage Real Estate Investment Trusts - 1.6%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	508,397
8.25%	500	12,690
AGNC Investment Corp.:
Series B, 7.75%	8,000	205,760
Series C, 7.00%	6,600	168,168
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	159,873
Annaly Capital Management, Inc.:
Series C, 7.625%	1,356	34,429
Series D, 7.50%	13,671	345,193
Series F, 6.95%	20,000	507,000
Series G, 6.50%	10,800	264,060
Anworth Mortgage Asset Corp. Series A, 8.625%	19,800	508,860
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	11,647	295,834
Arbor Realty Trust, Inc.:
7.375%	12,320	311,609
Series A, 8.25%	8,989	229,362
Armour Residential REIT, Inc. Series B, 7.875%	5,645	139,827
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	99,928
Chimera Investment Corp. Series B, 8.00%	27,587	702,917
CYS Investments, Inc. Series A, 7.75%	2,162	52,772
Dynex Capital, Inc.:
Series A, 8.50%	20,755	525,512
Series B, 7.625%	10,545	253,606
Invesco Mortgage Capital, Inc.:
7.50%	17,200	409,532
Series A, 7.75%	6,507	161,764
Series B, 7.75%	23,500	591,730
MFA Financial, Inc.:
8.00%	11,262	291,686
Series B, 7.50%	44,227	1,113,194
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	208,021
Series C, 7.875%	3,200	75,584
Series D, 8.00%	6,500	152,490
PennyMac Mortgage Investment Trust:
8.125%	5,500	140,030
Series B, 8.00%	8,700	217,761
Resource Capital Corp. 8.625%	300	7,590
Two Harbors Investment Corp.:
Series A, 8.125%	9,500	250,230
Series B, 7.625%	7,800	196,248
Series C, 7.25%	9,800	235,045
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	4,400	114,224
		9,490,926
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Homes 4 Rent:
Series C, 5.50%	22,592	638,364
Series F, 5.875%	4,308	101,453
Series G, 5.875%	3,200	74,080
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	2,500	58,200
Series I, 7.50%	2,500	58,375
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	54,294
Series C, 6.50%	4,900	102,165
City Office REIT, Inc. Series A, 6.625%	2,079	49,480
Colony NorthStar, Inc.:
Series B, 8.25%	4,210	104,240
Series D, 8.50%	8,486	211,889
Series E, 8.75%	13,700	343,185
Series G, 7.50%	1,300	30,225
Series H, 7.125%	7,200	163,944
Series I, 7.15%	18,500	423,398
Series J, 7.15%	18,200	418,418
DDR Corp. Series K, 6.25%	5,623	124,831
Digital Realty Trust, Inc. Series G, 5.875%	6,286	157,150
Farmland Partners, Inc. Series B, 6.00%	10,000	249,400
General Growth Properties, Inc. Series A, 6.375%	3,847	95,175
Global Medical REIT, Inc. Series A, 7.50%	2,100	51,684
Global Net Lease, Inc. Series A, 7.25%	7,400	184,297
Investors Real Estate Trust Series C, 6.625%	5,000	115,650
iStar Financial, Inc.:
Series D, 8.00%	1,500	37,688
Series G, 7.65%	7,300	179,825
Series I, 7.50%	2,600	64,194
Jernigan Capital, Inc. Series B, 7.00%	2,500	58,000
LaSalle Hotel Properties Series I, 6.375%	4,963	121,246
National Storage Affiliates Trust Series A, 6.00%	1,100	26,939
Pebblebrook Hotel Trust Series C, 6.50%	7,058	172,215
Pennsylvania (REIT):
Series B, 7.375%	4,082	86,743
Series D, 6.875%	2,500	50,000
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	62,113
Prologis, Inc. Series Q, 8.54%	3,700	239,618
Public Storage Series F, 5.15%	2,900	70,499
QTS Realty Trust, Inc. Series A, 7.125%	2,700	68,418
RAIT Financial Trust:
7.125%	12,402	271,356
7.625%	8,860	163,910
Rexford Industrial Realty, Inc. Series B, 5.875%	4,700	114,445
Saul Centers, Inc.:
Series C, 6.875%	8,707	217,675
Series D, 6.125%	1,300	30,511
Sotherly Hotels, Inc. Series C, 7.875%	1,700	42,501
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	56,524
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	72,120
Taubman Centers, Inc. Series K, 6.25%	4,319	103,872
UMH Properties, Inc.:
Series C, 6.75%	5,340	133,553
Series D, 6.375%	1,800	42,390
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	6,500	165,381
Series H, 6.25%	4,500	112,365
VEREIT, Inc. Series F, 6.70%	41,896	1,064,158
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	66,306
Series I, 6.875%	1,402	28,741
		7,733,203

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,224,129

TOTAL PREFERRED STOCKS
(Cost $19,749,221)		19,708,737
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 12/22/24 (b)(e)	49,875	50,192
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (b)(e)	217,803	218,008
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (b)(e)	64,575	64,882
		333,082
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (b)(e)	140,880	137,733

TOTAL CONSUMER DISCRETIONARY		470,815

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (b)(e)	43,475	42,796
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 10/2/23 (b)(e)	71,878	72,930
		115,726
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1829% 11/4/21 (b)(e)	199,487	198,378
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7864% 12/5/20 (b)(e)	58,520	58,813

TOTAL FINANCIALS		257,191

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/20/24 (b)(e)	49,875	50,452
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.15% 3/24/24 (b)(e)	48,655	48,777
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/2/21 (b)(e)	89,958	84,111
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,027,331)		1,027,072
	Shares	Value

Equity Funds - 26.8%
Fidelity Commodity Strategy Central Fund (i)
(Cost $298,451,397)	23,755,636	161,775,880

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (i)
(Cost $163,665,837)	1,571,403	162,215,977
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	500,000	112,500
(Cost $594,368)
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.72% (j)	1,992,564	1,992,963
Fidelity Securities Lending Cash Central Fund 1.72% (j)(k)	658,528	658,659
TOTAL MONEY MARKET FUNDS
(Cost $2,651,579)		2,651,622
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $767,730,553)		621,100,841
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(16,860,244)
NET ASSETS - 100%		$604,240,597

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,874,694 or 2.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,057 or 0.0% of net assets.

 (h) Security or a portion of the security is on loan at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$166,291

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,529
Fidelity Commodity Strategy Central Fund	740,868
Fidelity Floating Rate Central Fund	4,981,143
Fidelity Securities Lending Cash Central Fund	1,082
Total	$5,769,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$183,766,522	$9,941,304	$41,376,324	$(26,060,475)	$35,504,853	$161,775,880	27.9%
Fidelity Floating Rate Central Fund	192,394,257	4,981,075	35,291,702	612,757	(480,410)	162,215,977	7.2%
Total	$376,160,779	$14,922,379	$76,668,026	$(25,447,718)	$35,024,443	$323,991,857

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$732,333	$528,276	$--	$204,057
Financials	15,160,984	13,944,037	1,216,947	--
Real Estate	88,134,186	86,626,907	1,507,279	--
Corporate Bonds	11,016,259	--	11,016,259	--
U.S. Government and Government Agency Obligations	162,047,126	--	162,047,126	--
Asset-Backed Securities	4,970,230	--	4,970,202	28
Collateralized Mortgage Obligations	296,256	--	296,256	--
Commercial Mortgage Securities	10,960,416	--	10,960,416	--
Bank Loan Obligations	1,027,072	--	1,027,072	--
Equity Funds	161,775,880	161,775,880	--	--
Fixed-Income Funds	162,215,977	162,215,977	--	--
Preferred Securities	112,500	--	--	112,500
Money Market Funds	2,651,622	2,651,622	--	--
Total Investments in Securities:	$621,100,841	$427,742,699	$193,041,557	$316,585

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $641,113) — See accompanying schedule: Unaffiliated issuers (cost $302,961,740)	$294,457,362
Fidelity Central Funds (cost $464,768,813)	326,643,479
Total Investment in Securities (cost $767,730,553)		$621,100,841
Receivable for investments sold		6,642,345
Receivable for fund shares sold		328,970
Dividends receivable		675,580
Interest receivable		743,053
Distributions receivable from Fidelity Central Funds		7,329
Prepaid expenses		636
Other receivables		2,189
Total assets		629,500,943
Liabilities
Payable to custodian bank	$1,895,954
Payable for investments purchased	1,904,783
Payable for fund shares redeemed	20,297,878
Accrued management fee	306,284
Distribution and service plan fees payable	26,516
Other affiliated payables	115,727
Other payables and accrued expenses	54,604
Collateral on securities loaned	658,600
Total liabilities		25,260,346
Net Assets		$604,240,597
Net Assets consist of:
Paid in capital		$813,654,025
Undistributed net investment income		1,791,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,575,098)
Net unrealized appreciation (depreciation) on investments		(146,629,712)
Net Assets		$604,240,597
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,029,536 ÷ 3,533,348 shares)		$8.78
Maximum offering price per share (100/96.00 of $8.78)		$9.15
Class M:
Net Asset Value and redemption price per share ($9,275,648 ÷ 1,055,500 shares)		$8.79
Maximum offering price per share (100/96.00 of $8.79)		$9.16
Class C:
Net Asset Value and offering price per share ($21,226,428 ÷ 2,444,043 shares)(a)		$8.68
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($358,809,270 ÷ 40,697,043 shares)		$8.82
Class I:
Net Asset Value, offering price and redemption price per share ($183,899,715 ÷ 20,905,225 shares)		$8.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$1,934,668
Interest		3,821,780
Income from Fidelity Central Funds		5,176,825
Total income		10,933,273
Expenses
Management fee	$1,959,953
Transfer agent fees	562,442
Distribution and service plan fees	170,260
Accounting and security lending fees	159,161
Custodian fees and expenses	13,346
Independent trustees' fees and expenses	1,343
Registration fees	28,101
Audit	61,086
Legal	2,188
Interest	513
Miscellaneous	2,899
Total expenses before reductions	2,961,292
Expense reductions	(5,953)	2,955,339
Net investment income (loss)		7,977,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,430,457
Fidelity Central Funds	(25,447,715)
Foreign currency transactions	22,127
Capital gain distributions from Fidelity Central Funds	592,797
Total net realized gain (loss)		(21,402,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,128,429)
Fidelity Central Funds	35,024,468
Assets and liabilities in foreign currencies	148
Total change in net unrealized appreciation (depreciation)		22,896,187
Net gain (loss)		1,493,853
Net increase (decrease) in net assets resulting from operations		$9,471,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,977,934	$16,691,637
Net realized gain (loss)	(21,402,334)	(9,492,129)
Change in net unrealized appreciation (depreciation)	22,896,187	11,401,343
Net increase (decrease) in net assets resulting from operations	9,471,787	18,600,851
Distributions to shareholders from net investment income	(10,318,898)	(18,611,718)
Distributions to shareholders from net realized gain	(881,921)	(997,284)
Total distributions	(11,200,819)	(19,609,002)
Share transactions - net increase (decrease)	(129,655,283)	(50,452,522)
Redemption fees	–	3,437
Total increase (decrease) in net assets	(131,384,315)	(51,457,236)
Net Assets
Beginning of period	735,624,912	787,082,148
End of period	$604,240,597	$735,624,912
Other Information
Undistributed net investment income end of period	$1,791,382	$4,132,346

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.80	$8.81	$8.55	$9.25	$9.31	$9.78
Income from Investment Operations
Net investment income (loss)A	.090	.170	.141	.124	.173	.188
Net realized and unrealized gain (loss)	.017B	.022	.266	(.668)	.004	(.452)
Total from investment operations	.107	.192	.407	(.544)	.177	(.264)
Distributions from net investment income	(.116)	(.190)C	(.137)	(.124)	(.169)	(.177)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.127)	(.202)	(.147)	(.156)	(.237)	(.207)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.78	$8.80	$8.81	$8.55	$9.25	$9.31
Total ReturnE,F,G	1.23%B	2.23%	4.82%	(5.98)%	1.91%	(2.72)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.06%J	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.06%J	1.08%	1.07%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.06%J	1.07%	1.07%	1.05%	1.05%	1.03%
Net investment income (loss)	2.05%J	1.94%	1.66%	1.37%	1.83%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$31,030	$33,949	$55,678	$78,112	$123,091	$169,170
Portfolio turnover rateK	21%J	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.09%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.81	$8.82	$8.56	$9.27	$9.32	$9.79
Income from Investment Operations
Net investment income (loss)A	.088	.168	.138	.122	.172	.187
Net realized and unrealized gain (loss)	.019B	.025	.267	(.677)	.015	(.451)
Total from investment operations	.107	.193	.405	(.555)	.187	(.264)
Distributions from net investment income	(.116)	(.191)C	(.135)	(.123)	(.169)	(.177)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.127)	(.203)	(.145)	(.155)	(.237)	(.207)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.79	$8.81	$8.82	$8.56	$9.27	$9.32
Total ReturnE,F,G	1.23%B	2.23%	4.79%	(6.08)%	2.02%	(2.72)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	1.11%	1.10%	1.07%	1.06%	1.05%
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.07%	1.06%	1.05%
Expenses net of all reductions	1.09%J	1.10%	1.10%	1.07%	1.06%	1.05%
Net investment income (loss)	2.01%J	1.91%	1.63%	1.35%	1.82%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$9,276	$9,723	$12,032	$14,805	$21,127	$25,281
Portfolio turnover rateK	21%J	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.09%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$8.71	$8.46	$9.16	$9.22	$9.69
Income from Investment Operations
Net investment income (loss)A	.056	.102	.074	.054	.101	.113
Net realized and unrealized gain (loss)	.017B	.023	.257	(.665)	.011	(.449)
Total from investment operations	.073	.125	.331	(.611)	.112	(.336)
Distributions from net investment income	(.082)	(.123)C	(.073)	(.057)	(.104)	(.105)
Distributions from net realized gain	(.011)	(.012)C	(.008)	(.032)	(.068)	(.030)
Total distributions	(.093)	(.135)	(.081)	(.089)	(.172)	(.135)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.68	$8.70	$8.71	$8.46	$9.16	$9.22
Total ReturnE,F,G	.84%B	1.46%	3.93%	(6.73)%	1.22%	(3.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of fee waivers, if any	1.82%J	1.84%	1.84%	1.82%	1.81%	1.80%
Expenses net of all reductions	1.82%J	1.84%	1.84%	1.82%	1.80%	1.80%
Net investment income (loss)	1.29%J	1.17%	.89%	.61%	1.08%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$21,226	$24,718	$30,211	$41,339	$68,666	$86,037
Portfolio turnover rateK	21%J	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .70%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.84	$8.85	$8.59	$9.30	$9.36	$9.83
Income from Investment Operations
Net investment income (loss)A	.102	.194	.164	.147	.201	.216
Net realized and unrealized gain (loss)	.019B	.024	.267	(.674)	.005	(.451)
Total from investment operations	.121	.218	.431	(.527)	.206	(.235)
Distributions from net investment income	(.130)	(.216)C	(.161)	(.151)	(.198)	(.206)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.141)	(.228)	(.171)	(.183)	(.266)	(.236)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.82	$8.84	$8.85	$8.59	$9.30	$9.36
Total ReturnE,F	1.38%B	2.52%	5.09%	(5.77)%	2.22%	(2.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.81%	.81%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79%I	.81%	.81%	.79%	.76%	.75%
Expenses net of all reductions	.79%I	.81%	.80%	.79%	.76%	.75%
Net investment income (loss)	2.32%I	2.21%	1.92%	1.63%	2.12%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$358,809	$476,944	$511,294	$543,473	$620,530	$679,780
Portfolio turnover rateJ	21%I	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.24%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$8.83	$8.57	$9.28	$9.34	$9.81
Income from Investment Operations
Net investment income (loss)A	.102	.194	.164	.148	.194	.208
Net realized and unrealized gain (loss)	.018B	.027	.268	(.676)	.005	(.450)
Total from investment operations	.120	.221	.432	(.528)	.199	(.242)
Distributions from net investment income	(.129)	(.219)C	(.162)	(.150)	(.191)	(.199)
Distributions from net realized gain	(.011)	(.012)C	(.010)	(.032)	(.068)	(.030)
Total distributions	(.140)	(.231)	(.172)	(.182)	(.259)	(.229)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	.001
Net asset value, end of period	$8.80	$8.82	$8.83	$8.57	$9.28	$9.34
Total ReturnE,F	1.37%B	2.56%	5.12%	(5.80)%	2.15%	(2.49)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.80%	.79%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.78%I	.80%	.79%	.79%	.82%	.83%
Expenses net of all reductions	.78%I	.80%	.79%	.79%	.82%	.82%
Net investment income (loss)	2.33%I	2.22%	1.93%	1.64%	2.06%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$183,900	$190,292	$177,867	$369,782	$368,227	$432,942
Portfolio turnover rateJ	21%I	24%	15%	23%	18%	23%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 1.23%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Real Return and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended September 30, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,160,281
Gross unrealized depreciation	(166,112,829)
Net unrealized appreciation (depreciation)	$(157,952,548)
Tax cost	$779,053,389

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,428,474)
No expiration
Short-term	$(3,181,067)
Long-term	(26,520,414)
Total no expiration	$(29,701,481)
Total capital loss carryforward	$(32,129,955)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $58,105,892 and $122,805,321, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$40,227	$498
Class M	-%	.25%	11,898	32
Class C	.75%	.25%	118,135	6,508
			$170,260	$7,038

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,854
Class M	383
Class C(a)	1,075
$5,312

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28,415.18
Class M	10,090.21
Class C	21,863.19
Strategic Real Return	362,162.16
Class I	139,912.15
	$562,442

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $572 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,570,000	1.60%	$513

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,525 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,082, including $59 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,821 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,132.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Class A	$429,867	$1,028,596
Class M	126,516	248,409
Class C	227,228	403,580
Strategic Real Return	6,850,920	11,978,596
Class I	2,684,367	4,952,537
Total	$10,318,898	$18,611,718
From net realized gain
Class A	$40,240	$72,437
Class M	11,882	15,287
Class C	30,369	38,856
Strategic Real Return	574,106	622,788
Class I	225,324	247,916
Total	$881,921	$997,284

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Class A
Shares sold	202,740	1,062,716	$1,779,030	$9,311,968
Reinvestment of distributions	52,103	122,440	455,386	1,066,054
Shares redeemed	(578,548)	(3,649,588)	(5,094,548)	(32,105,817)
Net increase (decrease)	(323,705)	(2,464,432)	$(2,860,132)	$(21,727,795)
Class M
Shares sold	28,211	213,277	$248,713	$1,863,544
Reinvestment of distributions	15,256	28,743	133,448	250,541
Shares redeemed	(91,660)	(502,758)	(806,981)	(4,410,137)
Net increase (decrease)	(48,193)	(260,738)	$(424,820)	$(2,296,052)
Class C
Shares sold	56,684	273,902	$494,573	$2,375,535
Reinvestment of distributions	28,827	48,876	249,728	421,620
Shares redeemed	(481,068)	(951,020)	(4,187,297)	(8,239,548)
Net increase (decrease)	(395,557)	(628,242)	$(3,442,996)	$(5,442,393)
Strategic Real Return
Shares sold	3,094,251	12,281,375	$27,376,558	$107,890,625
Reinvestment of distributions	819,868	1,393,039	7,191,048	12,170,645
Shares redeemed	(17,179,690)	(17,511,563)	(151,387,503)	(153,203,799)
Net increase (decrease)	(13,265,571)	(3,837,149)	$(116,819,897)	$(33,142,529)
Class I
Shares sold	2,165,922	9,645,459	$19,102,484	$84,519,733
Reinvestment of distributions	328,918	583,669	2,878,346	5,087,037
Shares redeemed	(3,171,144)	(8,795,913)	(28,088,268)	(77,450,523)
Net increase (decrease)	(676,304)	1,433,215	$(6,107,438)	$12,156,247

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Class A	1.06%
Actual		$1,000.00	$1,012.30	$5.32
Hypothetical-C		$1,000.00	$1,019.65	$5.34
Class M	1.10%
Actual		$1,000.00	$1,012.30	$5.52
Hypothetical-C		$1,000.00	$1,019.45	$5.54
Class C	1.82%
Actual		$1,000.00	$1,008.40	$9.11
Hypothetical-C		$1,000.00	$1,015.86	$9.15
Strategic Real Return	.79%
Actual		$1,000.00	$1,013.80	$3.97
Hypothetical-C		$1,000.00	$1,020.99	$3.98
Class I	.78%
Actual		$1,000.00	$1,013.70	$3.92
Hypothetical-C		$1,000.00	$1,021.04	$3.93

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

RRS-SANN-0518
1.814963.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 24, 2018